issued by Depositor
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York where it is issued by
The United States Life Insurance Company in the City of New York
In connection with
VARIABLE SEPARATE ACCOUNT
and
FS VARIABLE SEPARATE ACCOUNT
SUMMARY PROSPECTUS FOR NEW INVESTORS
MAY 1, 2023
This summary prospectus summarizes key features of Polaris Platinum III, a flexible premium deferred variable annuity contract. Before you invest, you should also review the prospectus for the contract, which contains more information about the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.corebridgefinancial.com/ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).
* * * * * * * * * * * *
YOU MAY CANCEL YOUR CONTRACT WITHIN 10 DAYS OF RECEIVING IT WITHOUT PAYING FEES OR PENALTIES.
In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total contract value. You should review the prospectus, or consult with your financial representative, for additional information about the specific cancellation terms that apply.
* * * * * * * * * * * *
These securities have not been approved or disapproved by the SEC, nor any state securities commission, nor has the SEC passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
Activation Date - For an optional Living Benefit, the date on which guaranteed withdrawals are activated, and once such withdrawals begin, changes cannot be made to the Covered Person(s) or Income Options.
Benefit Quarter - For an optional Living Benefit, each consecutive 3 month period starting on the effective date.
Benefit Quarter Anniversary - For an optional Living Benefit, the date following each consecutive 3 month period starting on the effective date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.
Benefit Year - For an optional Living Benefit, each consecutive one year period starting on the effective date.
Company - Refers to American General Life Insurance Company ("AGL"), or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The terms “we,” “us,” and “our” are also used to identify the issuing Company.
Covered Person(s) - For an optional Living Benefit, the person or persons, whose lifetime withdrawals are guaranteed.
DCA Fixed Account - A fixed interest investment option under which amounts earn interest before they are systematically transferred from a DCA Fixed Account to one or more investment options over a specified period of time.
DCA Program - An automatic transfer program under which a specified dollar amount or percentage of contract value is systematically transferred from an investment option to one or more eligible investment options on a periodic basis.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Good Order - Fully and accurately completed form(s) and/or instructions, including any necessary documentation, applicable to any given transaction or request received by us.
Income Base - For an optional Living Benefit, a value used to determine the fee and the maximum amount that may be withdrawn each Benefit Year after the Activation Date without reducing the Income Base.
Income Credits - For a Living Benefit available for election, an amount that may be added to the Income Base prior to the Activation Date.
Income Option - For a Living Benefit available for election, the basis on which guaranteed withdrawals will be calculated.
Living Benefit - An optional benefit designed to help create a guaranteed income stream for life and provide some protection against certain financial risks.
Market Close - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.
Minimum Income Base - For a Living Benefit available for election, a guaranteed minimum amount of the Income Base calculated on each Benefit Year Anniversary prior to the Activation Date.
Net Purchase Payments - Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.
NYSE - New York Stock Exchange.
Purchase Payments - The money you give us to buy and invest in the contract.
Secure Value Account - A Fixed Account option, available only with election of certain Living Benefits, to which we allocate a percentage of every Purchase Payment.
Separate Account - A segregated asset account maintained by the Company separately from the Company’s General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of Underlying Funds.
Trust(s) - The Trust(s) serve as the underlying investment vehicle for the variable annuity contract(s) issued by the Company.
Underlying Fund - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - A variable investment option available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares or one of the Underlying Funds. Each Underlying fund has its own investment objective.

Important Information You Should Consider About the Contract

An investment in the Polaris Platinum III Variable Annuity Contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 8%, as a percentage of each Purchase
Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $8,000.
				Expenses – Withdrawal Charges
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
				Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.16%	1.16%
	Investment Options[2] (Underlying Fund fees and expenses)	0.45%	1.89%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.15% [3]	1.45% [4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum initial rate for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,446	Highest Annual Cost: $4,296
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal.
Withdrawals may also reduce or terminate contract guarantees.
•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
•Each investment option (including each Fixed Account option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the contract is subject to the risks related to us, American General Life
Insurance Company (or The United States Life Insurance Company in the City of New York
for New York contracts). Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at
(800) 445-7862 or visiting www.corebridgefinancial.com/annuities.

RESTRICTIONS
Investments
•Certain investment options may not be available under your contract.
•You may transfer funds between the investment options, subject to certain restrictions.
•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
•The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.
•Your ability to transfer amounts to a Fixed Account option may be restricted.
•We reserve the right to remove or substitute Underlying Funds as investment options.
Investment Options
Optional Benefits
•Additional restrictions and limitations apply under the contract’s optional benefits.
•If you elect an optional Living Benefit:
○Not all investment options may be available and you must invest in accordance with the applicable investment requirements.
○We reserve the right to modify the investment requirements in the future.
○You may be required to invest a certain percentage of your contract value in a certain investment option, including the Secure Value Account which is only available with certain optional Living Benefits. Special transfer and withdrawal restrictions may apply.
•Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Optional Living Benefits Death Benefits
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchase the contract through a tax-qualified plan or individual retirement account
(IRA), there is no additional tax benefit under the contract.
•Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm.
Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation.
Payments in Connection with Distribution of the Contract
Exchanges
Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Overview of the Contract

Purpose of the Contract
The contract is designed to help you invest on a tax-deferred basis, meet long-term financial goals, and plan for your retirement. You can accumulate assets by investing in the contract’s investment options and then later convert those accumulated assets into a stream of guaranteed income payments from us. The contract includes certain death benefit options that may help financially protect your beneficiaries in the event of your death. Optional Living Benefits may also be available under the contract, which are designed to help you achieve your financial goals and protect against certain financial risks.
This contract may be appropriate for you if you have a long investment time horizon and the contract’s terms and conditions are consistent with your financial goals. It is not intended for people whose liquidity needs require early or frequent withdrawals or for people who intend to frequently trade in the contract’s Variable Portfolios.
Phases of the Contract
Like all deferred annuities, the contract has two phases: (1) the Accumulation Phase (for savings) and (2) the Income Phase (for income).
Accumulation Phase. During the Accumulation Phase, you invest the money under your contract in one or more available investment options to help you build assets on a tax-deferred basis. The available investment options may include:
•
Variable Portfolios. When you invest in a Variable Portfolio, you are indirectly investing in the Variable Portfolio’s Underlying Fund. The Underlying Funds have different investment objectives, strategies, and risks. You can gain or lose money if you invest in a Variable Portfolio.
Additional information about each Underlying Fund is provided in an appendix to this prospectus. Please see APPENDIX A – UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT.
•
Fixed Accounts. When you invest in a Fixed Account option, your principal is guaranteed and earns interest based on a rate set and guaranteed by the Company.
The amount of money you accumulate under your contract depends (in part) on the performance of the investment options you choose. You may transfer money between investment options during the Accumulation Phase, subject to certain restrictions and possible fees. Your accumulated assets impact the value of your contract’s benefits during the Accumulation Phase, including the death benefit and any optional Living Benefits, as well as the amount available for withdrawal.
Income Phase. When you are ready to receive guaranteed income under the contract, you can switch to the Income Phase, at which time you will start to receive annuity income payments from us. This is also referred to as “annuitizing” your contract. You generally decide when to annuitize your contract, although there are restrictions on the earliest and latest times that your contract may be annuitized. If you do not annuitize or surrender your contract before the latest annuitization date, your contract will be automatically annuitized.
You can choose from the available annuity income options, which may provide income for life, for an available period of time, or a combination of both. You can also choose to receive payments on a variable or fixed basis, or some combination of both. If the payments are fixed, the dollar amount of each payment will not change. If the payments are variable, the dollar amounts for the payments will fluctuate.
There is no death benefit during the Income Phase. Annuity payments may be payable after death depending on the annuity income option that you selected. You cannot take withdrawals of contract value or surrender the contract during the Income Phase. If you own an optional Living Benefit at the time that you annuitize the contract, you may choose to take annuity income payments in accordance with that Living Benefit. Otherwise, your optional Living Benefit terminates at the beginning of the Income Phase.

Contract Features
Accessing Your Money. You may withdraw money from your contract at any time during the Accumulation Phase. If you make a withdrawal, you may have to pay a withdrawal charge and/or income taxes, including a tax penalty if you are younger than age 59½. Withdrawals may negatively impact the value of your contract’s benefits, and may cause an optional Living Benefit to terminate.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. Earnings are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving an annuity payment, or upon payment of the death benefit.
Optional Living Benefits. You may be able to elect one of the optional Living Benefits under the contract for an additional fee. Certain Living Benefits are no longer available for election, and any Living Benefit that is available must be elected at the time that the contract is purchased. Each Living Benefit is designed to provide limited protection from unfavorable investment performance during the Accumulation Phase, and can also provide a guaranteed income stream that may last as long as you live.
Death Benefits. If you die during the Accumulation Phase, the Company pays a death benefit to your beneficiary or beneficiaries. The contract includes a Contract Value death benefit equal to the value of the contract at no additional charge. If you elect an optional death benefit (either the Return of Purchase Payment or Maximum Anniversary Value Death Benefit) for an additional fee, a greater amount may be payable upon death.
Additional Features and Services. Additional features and services under the contract are summarized below. There are no additional charges associated with these features and services unless otherwise noted. Not all features and services may be available under your contract.
•
Secure Value Account. Under the optional Living Benefits, which include an additional charge, a certain percentage of your investment must be allocated to the Secure Value Account. As a Fixed Account option, amounts allocated to the Secure Value Account are guaranteed with respect to principal and a guaranteed rate of interest.
•
Dollar Cost Averaging (DCA) Fixed Accounts. If you invest in a DCA Fixed Account, interest is credited to amounts allocated to that DCA Fixed Account and your money is systematically transferred from the DCA Fixed Account to one or more investment options over a specified period of time. Automatic transfers do not count towards the number of free transfers per contract year.
•
Dollar Cost Averaging (DCA) Program. The DCA program allows you to systematically transfer a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options. Automatic transfers do not count towards the number of free transfers per contract year.
•
Automatic Asset Rebalancing Program. This program allows you to have your investments periodically rebalanced to your pre-selected percentages. Automatic rebalances do not count towards the number of free transfers per contract year.
•
Systematic Withdrawal Program. This program allows you to receive periodic withdrawals from your contract on a monthly, quarterly, semi-annual, or annual basis.
•
Automatic Payment Plan. This program allows you to make automatic subsequent Purchase Payments, once you have contributed at least the minimum initial Purchase Payment.

Benefits Available Under the Contract

The following tables summarize information about the benefits available under the contract. Any reference to an Appendix in the tables below refers to the Appendix in the prospectus. The current initial annual fee for the available Living Benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.corebridgefinancial.com/ProductProspectuses.
Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Contract Value Death Benefit	Provides a death benefit equal to the contract value	•Withdrawals may significantly reduce the benefit
Dollar Cost Averaging (DCA) Fixed Accounts
Interest is credited to
amounts allocated to a DCA
Fixed Account and your
money is systematically
transferred from the DCA
Fixed Account to one or
more investment options
over a specified period of
time

•Must be funded with a Purchase Payment, not transferred contract value
•Minimum funding requirements apply
•Only 6-Month and 12-Month DCA Fixed Accounts may be available
•Transfers may only occur on a monthly basis
•Availability may be restricted based on election of optional benefits
•Fixed Account options are not eligible to receive DCA transfers
•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract

Dollar Cost Averaging (DCA) Program	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year
•Minimum per transfer is $100 regardless of source account
•Fixed Account options are not eligible to receive DCA transfers
•Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file

Automatic Asset Rebalancing	Allows you to have your investments periodically rebalanced to your pre-selected percentages
•Rebalancing may occur on a quarterly, semi-annual, or annual basis
•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated
•Upon notification of your death, we will terminate the Automatic Asset
Rebalancing Program unless your Beneficiary instructs us otherwise
•If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing

Systematic Withdrawal Program	Allows you to receive periodic withdrawals from your contract	•Minimum withdrawal amount is $100 •Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis •Participation in program may be restricted if optional Living Benefit elected
Automatic Payment Plan	Allows you to make automatic Purchase Payments	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply •May not be available with election of certain Living Benefit features

Optional Benefits Available For Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Polaris Income Max Living Benefit	A guaranteed minimum withdrawal benefit, designed for individuals who want the guarantee of Income Credits prior to Activation Date	2.50% (as a percentage of Income Base)
•May be elected only at time of contract issue
•Covered person(s) must be age 50-80 at time of election
•All withdrawals before guaranteed withdrawals are activated may significantly reduce or terminate the benefit
•Withdrawal percentages depend on the Income Option you
elect and the number and age of Covered Person(s) when
guaranteed withdrawals are activated
•Excess withdrawals after guaranteed withdrawals are
activated may significantly reduce or terminate the benefit
•Income Credits not available after guaranteed withdrawals
are activated
•Investment requirements limit available investment options
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional Living Benefit at time of contract issue
•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE
CONTRACT AVAILABILITY AND/OR VARIABILITY
for specific states.

Polaris Income Plus Daily Flex Living Benefit	A guaranteed minimum withdrawal benefit, designed for individuals who want greater investment option flexibility and more frequent step-up opportunities.	2.50% (as a percentage of Income Base)
•May be elected only at time of contract issue
•Covered person(s) must be age 45-80 at time of election
•Withdrawal percentages depend on the Income Option you
elect and the number and age of Covered Person(s) when
guaranteed withdrawals are activated
•All withdrawals before guaranteed withdrawals are activated may significantly reduce or terminate the benefit
•Excess withdrawals after guaranteed withdrawals are
activated may significantly reduce or terminate the benefit
•Minimum Income Base not available after guaranteed
withdrawals are activated
•Investment requirements limit available investment options
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional Living Benefit at time of contract issue
•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE
CONTRACT AVAILABILITY AND/OR VARIABILITY
for specific states.

Return of Purchase Payment Death Benefit	Provides a death benefit based on the greater of contract value or Net Purchase Payments	0.15% (as a percentage of average daily net asset value allocated to the Variable Portfolios)
•May be elected only at time of contract issue
•Must be younger than age 86 at time of election
•Death benefit calculated differently depending on whether an optional Living Benefit has been elected
•Withdrawals may significantly reduce the benefit
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional death benefit at time of contract issue

Maximum Anniversary Value Death Benefit	Provides a death benefit based on the greatest of contract value, Net Purchase Payments, or highest contract value on an eligible contract anniversary	0.40% (as a percentage of average daily net asset value allocated to the Variable Portfolios)
•May be elected only at time of contract issue
•Must be younger than age 81 at time of election
•Death benefit calculated differently depending on whether an optional Living Benefit was elected
•Withdrawals may significantly reduce the benefit
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional death benefit at time of contract issue

Buying the Contract

PURCHASING THE CONTRACT
To purchase the contract, you must submit your initial Purchase Payment and required paperwork in Good Order to us at the following address, or through a broker-dealer authorized as our agent.
Regular Mail:
Purchase Payments sent by regular mail must be sent to the Premium Processing Center at the following address:
American General Life Insurance Company Premium Processing Center P.O. Box 100330 Pasadena, CA 91189-0330
US Life (New York contracts only) Premium Processing Center P.O. Box 100357 Pasadena, CA 91189-0357

Express Delivery:
Purchase Payments sent by overnight or express delivery must be sent to the Premium Processing Center at the following address:
For American General Life Insurance Company:
JPM Chase-AGL 100330 Premium Processing Center 2710 Media Center Drive Building #6, Suite 120 Los Angeles, CA 90065-1750
For US Life (New York contracts only):
JPM Chase-USL 100357 Premium Processing Center 2710 Media Center Drive Building #6, Suite 120 Los Angeles, CA 90065-1750

Purchase Payments will be picked up at the mailing addresses noted above and forwarded to our Annuity Service Center. Purchase Payments, however, are not considered received by us until received at our Annuity Service Center in Good Order.
PURCHASE PAYMENTS
An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment. You are not required to make any subsequent Purchase Payments. The following table contains the minimum dollar amount for the initial Purchase Payment and each subsequent Purchase Payment.
	Minimum Initial Purchase Payment(1)	Minimum Subsequent Purchase Payment	Minimum Automatic Subsequent Purchase Payment
Qualified Contracts(2)	$4,000	$500	$100
Non-Qualified Contracts(2)	$10,000	$500	$100
(1)
If you purchase your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.
(2)
These amounts depend upon whether a contract is qualified or non-qualified for tax purposes.
We will not allow anyone age 86 or older to add subsequent Purchase Payments after the contract issue date. However, if you elect an optional Living Benefit or the Maximum Anniversary Value Death Benefit, we will not allow you to make any subsequent Purchase Payments if you are age 81 or older. If you elect an optional benefit, you may be subject to additional limitations on Purchase Payments.
We reserve the right to refuse any Purchase Payment(s) and limit the amount of subsequent Purchase Payment(s) with advance notice. Your total Purchase Payments cannot be more the $1,000,000 without our approval.
CREDITING AND ALLOCATING PURCHASE PAYMENTS UNDER YOUR CONTRACT
•
Initial Purchase Payment. We will credit your initial Purchase Payment to your contract as of the date it is priced. If your initial Purchase Payment is received by us in Good Order before Market Close, the Purchase Payment will be priced within two NYSE business days after it is received. If the Purchase Payment is received in Good Order after Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.
On the date your initial Purchase Payment is priced, we allocate the Purchase Payment in the Variable Portfolios and available Fixed Accounts in accordance with the instructions in your application.
•
Subsequent Purchase Payment. We will credit a subsequent Purchase Payment to your contract as of the date it is priced. Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day.
On the date your subsequent Purchase Payment is priced, we allocate the Purchase Payments according to any allocation instructions that accompany the Purchase Payment. If we receive a subsequent Purchase Payment without allocation instructions, we will allocate the Purchase Payment according to your allocation instructions on file.

Making Withdrawals: Accessing the Money in Your Contract

ACCUMULATION PHASE
You can access the money in your contract during the Accumulation Phase by making a withdrawal. You may withdraw all or a portion of your contract value, minus applicable taxes and fees. The following table highlights certain important information about withdrawals under the contract.
Minimum withdrawal amount	$1,000 ($100 for systematic withdrawals)
Withdrawal charges and taxes
Your contract provides for a
penalty-free withdrawal amount each
contract year during the applicable
withdrawal period. The penalty-free
withdrawal amount is the portion of
your contract that we allow you to
take out without being charged a
withdrawal charge. Your maximum
annual penalty-free withdrawal
amount equals 10% of remaining
Purchase Payments not yet
withdrawn each contract year.
Additionally, your withdrawal may be
subject to withdrawal charges and
taxes, including a 10% IRS penalty
tax if you are younger than age
59½.

Negative impact on benefit values
A withdrawal will reduce the value
of your contract and may reduce the
value of the death benefit or an
optional Living Benefit. Withdrawals
that exceed limits specified under an
optional Living Benefit may reduce
the benefit’s value or could terminate
the benefit.

Internal Revenue Code	Depending on the circumstances, the Internal Revenue Code may restrict your ability to take withdrawals.
Withdrawing all of the money in your contract (also known as a surrender) will terminate your contract. Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of a withdrawal.
INCOME PHASE
Once the Income Phase begins, you will receive annuity payments from your contract under the annuity income option that you select. Please see the prospectus for additional details. You cannot make withdrawals of contract value or surrender during the Income Phase, and all other features and benefits of your contract will terminate.
REQUESTING A SURRENDER OR WITHDRAWAL
A request to withdraw money from your contract must be submitted in writing and in Good Order to the Annuity Service Center at the following address.
Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570
You may also elect to take periodic withdrawals by enrolling in the contract's systematic withdrawal program.
If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.
Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are generally made within 7 days.

Additional Information about Fees

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you pay at the time you surrender the contract, make withdrawals from the contract, or make transfers between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses

Maximum Withdrawal Charges (as a percentage of each Purchase Payment withdrawn)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6	7	8+
	8%	7%	6%	5%	4%	3%	2%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT in the prospectus.
The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below.
Contract Owner Annual Expenses

Contract Maintenance Fee (assessed annually and may be waived if contract value is $75,000 or more)	$50

Base Contract Expenses[2] (deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.15%

Optional Death Benefits
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
You may only elect one of the optional death benefits.
Return of Purchase Payment	0.15%
Maximum Anniversary Value	0.40%
Optional Living Benefits3
(calculated as percentage of the Income Base and deducted from the contract value)
You may only elect one of the optional Living Benefits.
Polaris Income Max
Polaris Income Plus Daily Flex
Maximum Fee[4]
One Covered Person	2.50%
Two Covered Persons	2.50%

Lifetime Income Option Change Fee[5]	0.25%

Annual Underlying Fund Expenses

The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements, that you may pay periodically during the time that you own the contract. A complete list of Underlying Funds available under the contract, including their annual expenses, may be found in Appendix A.

	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.45%	1.89%

Footnotes to the Fee Table:
1 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
2 Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expense would be 1.15% annually.
3 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS in the prospectus.
4 The current Initial Annual Fee Rate is set forth in the Rate Sheet Supplement and is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME MAX AND POLARIS INCOME PLUS DAILY FLEX FEE in the prospectus.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*
The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
5 If you elect Polaris Income Max or Polaris Income Plus Daily Flex and you change your Income Option on the Activation Date, the Lifetime Income Option Change Fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee
cannot exceed the Maximum Annual Fee shown in the Optional Living Benefits fee table.

Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Underlying Fund expenses.
The expense examples below assume that you invest $100,000 in the contract for the time periods indicated; your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Funds as indicated in the examples.
The Maximum Expense Examples reflect the most expensive possible combination of charges  (including additional charges for optional benefits). Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.
Maximum Expense Examples
(assuming annual contract expenses of 1.55% (including the Maximum Anniversary Value death benefit), the optional Polaris Income Plus Daily Flex feature (for the first year calculated at the assumed initial annual fee rate of 1.45% and at the maximum annual fee rate of 2.50% for remaining years) and investment in an Underlying Fund with total expenses of 1.89%*)
(1)
If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$12,158	$22,028	$31,675	$55,850
(2)
If you do not surrender or if you annuitize your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$4,158	$16,028	$27,675	$55,850
Minimum Expense Examples
(assuming annual contract expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.45%**)
(1)
If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$9,607	$11,030	$12,690	$18,985
(2)
If you do not surrender or if you annuitize your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,607	$5,030	$8,690	$18,985
Additional Expense Example Information
1.
In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.
2.
If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples.
The Maximum Expense Examples assume that the Income Base which is used to calculate the Polaris Income Plus Daily Flex fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year. The current initial annual fee rate may be higher or lower. Please see the Rate Sheet Supplement.
3.
If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please see ANNUITY INCOME OPTIONS in the prospectus.
*
The 1 year Maximum Expense Example reflect the SunAmerica Series Trust 0.75% fee waiver.
**
The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.02% fee waiver.

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Appendix A – Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this appendix.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	-16.00%	2.57%	5.56%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.00%*	-15.50%	2.47%	4.29%
	SA Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.05%*	-17.51%	4.90%	7.29%
	SA Allocation Moderate Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	-16.74%	4.03%	6.03%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	-16.28%	3.47%	5.33%
	SA American Funds Asset Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.82%*	-13.58%	5.06%	7.80%
	SA BlackRock Multi-Factor 70/30 Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.75%*	-15.99%	N/A	N/A
	SA Franklin Tactical Opportunities Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.07%*	-13.91%	3.55%	N/A
	SA Global Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.80%*	-14.35%	N/A	N/A
	SA Global Index Allocation 75/25 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.81%*	-15.50%	N/A	N/A
	SA Global Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.77%*	-16.31%	N/A	N/A
	SA Goldman Sachs Multi-Asset Insights Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management, L.P.	1.12%*	-16.34%	3.00%	N/A
	SA Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.72%	-14.93%	4.41%	N/A
	SA Index Allocation 80/20 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.71%	-16.18%	5.50%	N/A
	SA Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.69%	-16.84%	5.89%	N/A
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.96%	-16.14%	3.11%	6.53%
	SA MFS Total Return Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.96%	-9.90%	4.80%	6.98%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation (continued)	SA Putnam Asset Allocation Diversified Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.10%*	-17.39%	3.95%	7.67%
	SA T. Rowe Price Asset Allocation Growth Portfolio[2] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.01%	-18.31%	5.37%	N/A
	SA Wellington Strategic Multi-Asset Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	1.11%*	-17.22%	2.81%	N/A
Bond	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.14%	-15.80%	-0.95%	0.87%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.77%	-14.39%	-0.28%	0.82%
	SA American Century Inflation Protection Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.89%	-11.14%	0.82%	0.45%
	SA DFA Ultra Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.76%	-1.86%	0.14%	-0.07%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	-14.50%	0.71%	2.32%
	SA Fixed Income Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.60%*	-13.08%	-0.12%	N/A
	SA Fixed Income Intermediate Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.59%*	-7.45%	0.46%	N/A
	SA Goldman Sachs Global Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management International	1.14%	-19.18%	-2.86%	-1.46%
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.78%*	-13.46%	0.05%	0.71%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.96%	-9.77%	2.44%	4.18%
	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.81%	-13.67%	-0.72%	0.31%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	1.37%	0.99%	0.55%
Stock	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	-31.30%	7.39%	11.35%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	-6.00%	5.77%	9.88%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.94%	-9.43%	6.19%	9.80%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	-28.78%	11.19%	14.80%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%*	-15.97%	3.81%	9.06%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	SA American Funds Global Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.94%*	-24.97%	6.77%	9.85%
	SA American Funds Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.87%*	-30.09%	10.85%	13.34%
	SA American Funds Growth-Income Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.81%*	-16.74%	7.51%	11.22%
	SA Emerging Markets Equity Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.87%*	-20.55%	N/A	N/A
	SA Fidelity Institutional AM® International Growth Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.12%	-26.72%	N/A	N/A
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.08%	-27.16%	3.23%	5.54%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	-1.60%	7.48%	10.96%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.23%*	-10.68%	5.16%	8.63%
	SA Franklin Systematic U.S. Large Cap Core Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.83%	-13.40%	N/A	N/A
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.90%	-7.90%	8.63%	12.45%
	SA International Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.75%	-14.75%	0.94%	N/A
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.05%	-35.61%	5.54%	9.08%
	SA Invesco Main Street Large Cap Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.98%*	-20.39%	6.78%	10.32%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.04%*	-33.70%	9.20%	11.44%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.42%*	-25.66%	-3.29%	0.26%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.82%	-2.07%	8.87%	11.74%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.07%	-16.02%	3.71%	7.29%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%*	-27.25%	9.51%	12.67%
	SA Large Cap Growth Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	-29.80%	N/A	N/A

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	SA Large Cap Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.52%*	-18.54%	8.79%	N/A
	SA Large Cap Value Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	-5.80%	N/A	N/A
	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%	-30.04%	7.90%	11.80%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.92%*	-16.52%	8.38%	11.24%
	SA Mid Cap Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.61%	-13.64%	5.90%	N/A
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	1.11%*	-14.18%	0.52%	3.24%
	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.08%*	-8.41%	-2.14%	1.84%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.26%	-6.97%	1.72%	3.98%
	SA Small Cap Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.70%	-20.99%	3.28%	N/A
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.99%	-36.48%	7.31%	12.47%
Volatility Control	SA American Funds VCP Managed Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	1.14%*	-17.18%	3.15%	5.70%
	SA BlackRock VCP Global Multi Asset Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	1.16%	-17.71%	0.37%	N/A
	SA PIMCO VCP Tactical Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.16%	-17.67%	1.30%	N/A
	SA Schroders VCP Global Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Schroder Investment Management North America	1.17%	-18.59%	-0.13%	N/A
	SA T. Rowe Price VCP Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.08%	-18.98%	2.38%	N/A
	SA VCP Dynamic Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.00%	-17.15%	2.82%	5.25%
	SA VCP Dynamic Strategy Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.03%	-14.53%	2.83%	5.19%
	SA VCP Index Allocation Portfolio[2] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	0.78%	-16.93%	3.05%	N/A

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

1
Capital Research and Management Company is the investment adviser of the master fund in which this Underlying Fund (Master-Feeder Fund) invests. Under a master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2
Please note that not all of these Underlying Funds may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
3
On July 1, 2022, SA Franklin U.S. Equity Smart Beta Portfolio was renamed SA Franklin Systematic U.S. Large Cap Core Portfolio.

INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFITS
If you elect an optional Living Benefit, your contract is subject to investment requirements, as reflected below. Depending on the optional Living Benefit you choose, you may not be able to invest in certain investment options. If you do not elect any optional benefits, or if the only optional benefit you elect is a death benefit, your contract is not subject to investment requirements.
FOR OPTIONAL BENEFITS AVAILABLE FOR ELECTION
This section contains the current investment requirements for the optional Living Benefits that we are offering to investors, including:
•
Polaris Income Max
•
Polaris Income Plus Daily Flex
Polaris Income Max
If you elect Polaris Income Max, you must allocate your assets in accordance with the following:
20% Secure Value Account
80% in one or more of the following Variable
Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market
Fund
PIMCO Total Return
SA American Century Inflation Protection
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
DCA Fixed Accounts**
6-Month DCA
1-Year DCA
*You may invest up to a maximum of 50% in each of
these Variable Portfolios.
**You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

Polaris Income Plus Daily Flex
If you elect Polaris Income Plus Daily Flex, you must allocate your assets in accordance with the option below or Build Your Own Allocation:
10% Secure Value Account
Asset Allocation Portfolios
90% in one or more of the following Variable
Portfolios:
Individually Managed Asset Allocation
Portfolios:
SA American Funds Asset Allocation
SA BlackRock Multi-Factor 70/30
SA Franklin Tactical Opportunities
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
Index Fund-of-Funds Portfolios:
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Fixed Income Portfolios
Goldman Sachs VIT Government Money Market
Fund
PIMCO Total Return
SA American Century Inflation Protection
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Immediate Index
SA Fixed Income Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

Build Your Own Allocation
You must allocate your assets in accordance with the following: 10% of your total Purchase Payments in the Secure Value Account. The remaining 90% of your total Purchase Payments must be allocated in the following Investment Groups:
FIXED INCOME PORTFOLIOS Investment Requirement Minimum 18% Maximum 90%
Money Market Portfolio:
Goldman Sachs VIT Government Money Market Fund
Core Fixed Income Portfolios:
PIMCO Total Return
SA American Century Inflation Protection
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
Fixed Accounts
1-Year Fixed (if available)

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS Investment Requirement Minimum 0% Maximum 72%**
Global & International Portfolios:
SA Emerging Markets Equity Index
SA International Index
SA JPMorgan Global Equities
SA Morgan Stanley International Equities
Large Core Portfolios:
SA American Funds Growth-Income
SA Franklin Systematic U.S. Large Cap Core
SA Invesco Main Street Large Cap
SA Large Cap Index
SA MFS Massachusetts Investors Trust
Large Value Portfolios:
Invesco V.I. Comstock
Invesco V.I. Growth and Income
Lord Abbett Growth and Income
SA Franklin BW U.S. Large Cap Value
SA Franklin Systematic U.S. Large Cap Value
SA JPMorgan Equity-Income
SA Large Cap Value Index
Large Growth Portfolios:
Invesco V.I. American Franchise
SA AB Growth
SA American Funds Growth
SA Janus Focused Growth
SA Large Cap Growth Index
SA MFS Blue Chip Growth
SA Wellington Capital Appreciation
Small & Mid Cap Portfolios:
SA Mid Cap Index
SA Small Cap Index
Asset Allocation Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS - CONTINUED Investment Requirement Minimum 0% Maximum 72%**
SA American Funds Asset Allocation
SA BlackRock Multi-Factor 70/30
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Asset Allocation (Volatility Control Portfolios):
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation

OTHER EQUITY AND SPECIALTY PORTFOLIOS Investment Requirement Minimum 0% Maximum 27%***
Small & Mid Cap Portfolios:
SA AB Small & Mid Cap Value
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Mid-Cap Growth
Global & International Portfolios:
SA American Funds Global Growth
SA Fidelity Institutional AM® International Growth
SA JPMorgan Emerging Markets
SA PIMCO RAE International Value
SA Putnam International Growth and Income
Specialty Portfolios:
PIMCO Emerging Markets Bond
SA Fidelity Institutional AM® Real Estate
SA PineBridge High-Yield Bond

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You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
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You may invest up to a maximum of 36% in an individual Variable Portfolio within this Investment Group.
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You may invest up to a maximum of 9% in an individual Variable Portfolio within this Investment Group.

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This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 1, 2023, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
EDGAR Contract Identifier: C000124600, C000111545